Sale of Ambow China - Additional Information (Details) - Ambow Subsidiaries ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 23, 2022 USD ($)
Ambow subsidiaries
Impairment of goodwill recorded from discontinued operations	¥ 0	¥ 0	¥ 30,100
Deferred revenue		154,465
Discontinued Operations
Ambow subsidiaries
Deferred revenue		¥ 154,465
Discontinued Operations | Purchase Agreement
Ambow subsidiaries
Initital consideration due | $				$ 12.0